Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of fair value at amortized cost

The following tables show the fair value of the financial instruments carried at amortized cost on December 31, 2021, and 2020.

	2021
	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory deposits at central banks	938,659	938,659	-
Credit card receivables	4,780,520	-	4,161,785
Loans to customers	1,194,814	-	1,324,513
Other financial assets at amortized cost	18,493	18,493	-
Total	6,932,486	957,152	5,486,298

Liabilities
Deposits in electronic money	1,888,454	1,689,569	-
RDB and RDB-V	7,759,665	7,759,665	-
Time deposit	19,181	19,181	-
Payables to credit card network	4,882,159	4,755,304	-
Borrowings and financing	147,243	147,140	-
Securitized borrowings	10,011	10,011	-
Total	14,706,713	14,380,870	-

	2020
	Book value	Fair value - Level 2	Fair value - Level 3
Assets
Compulsory deposits at central banks	43,542	43,542	-
Credit card receivables	2,908,907	-	2,720,518
Loans to customers	174,694	-	242,305
Interbank transactions	-	-	-
Other financial assets at amortized cost	22,870	22,870	-
Total	3,150,013	66,412	2,962,823

Liabilities
Deposits in electronic money	1,029,284	1,029,356	-
RDB and RDB-V	4,536,065	4,536,065	-
Time deposit	19,513	19,513	-
Payables to credit card network	3,331,258	3,313,608	-
Borrowings and financing	97,454	96,877	-
Securitized borrowings	79,742	79,726	-
Total	9,093,316	9,075,145	-

Schedule of fair value measurement

The following table shows a summary of the fair values, as of December 31, 2021, and 2020, of the financial assets and liabilities indicated below, classified on the basis of the various measurement methods used by the Group to determine their fair value:

	2021
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	6,646,188	-	-	6,646,188
United States	830,124	-	-	830,124
Colombia	504	-	-	504

Corporate bonds and other instruments
Certificate of bank deposits (CDB)	-	81,810	-	81,810
Investment funds	-	146,884	-	146,884
Time deposit	-	1,119,682	-	1,119,682
Bill of credit (LC)	-	14	-	14
Real estate and agribusiness letter of credit (CRIs/CRAs)	-	1,508	-	1,508
Debentures	-	121,783	-	121,783
Stocks issued by public-held company	158	-	-	158
Equity instrument	-	-	30,735	30,735
Derivative financial instruments	81,538	24	19,756	101,318
Collateral for credit card operations	-	1,052	-	1,052

Liabilities
Derivative financial instruments	87,271	7	-	87,278
Instruments eligible as capital	-	12,056	-	12,056
Repurchase agreements	-	3,046	-	3,046

	2020
	Published price quotations in active markets (Level 1)	Internal Models (Level 2)	Internal Models (Level 3)	Total
Assets
Government bonds
Brazil	4,137,223	1	-	4,137,224
Mexico	-	-	-	-

Corporate bonds and other instruments
Investment funds	-	150,030	-	150,030
Bill of credit (LC)	-	23	-	23
Derivative financial instruments	32	48	-	80
Collateral for credit card operations	-	90,761	-	90,761

Liabilities
Embedded derivatives in convertible instruments and other derivatives	2,783	-	72,521	75,304
Instruments eligible as capital	-	15,492	-	15,492